UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL             11/14/11
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  39
                                         ---------------
Form 13F Information Table Value Total:  140,778
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
                                    30-Sep-11


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM               23135106    9479     43838 SH          Sole                 35443              8395
AMERICAN TOWER CORP CL A       COM               29912201    2953     54891 SH          Sole                 42351             12540
APPLE INC                      COM               37833100    7676     20130 SH          Sole                 15783              4347
ARM HOLDINGS PLC               COM               42068106    2285     89617 SH          Sole                 69307             20310
B E AEROSPACE INC              COM               73302101    4566    137902 SH          Sole                109422             28480
BAIDU INC                      COM               56752108    3199     29924 SH          Sole                 23079              6845
C H ROBINSON WORLDWIDE NEW     COM              12541w209    3304     48249 SH          Sole                 38644              9605
CATERPILLAR INC DEL COM        COM              149123101    3208     43445 SH          Sole                 34775              8670
COACH INC                      COM              189754104    5300    102258 SH          Sole                 85508             16750
CUMMINS INC COM                COM              231021106    3606     44153 SH          Sole                 35203              8950
EXPEDITORS INTL WASH INC       COM              302130109    2805     69176 SH          Sole                 57721             11455
F5 NETWORKS INC                COM              315616102    2619     36864 SH          Sole                 29529              7335
GOOGLE INC CLASS A             COM              38259p508     273       530 SH          Sole                    70               460
ILLUMINA INC                   COM              452327109    3928     95995 SH          Sole                 77065             18930
INTUITIVE SURGICAL NEW         COM              46120e602    5323     14613 SH          Sole                 11163              3450
JOHNSON CONTROLS INC           COM              478366107    5538    210000 SH          Sole                                  210000
MASTERCARD INC                 COM              57636q104    7675     24198 SH          Sole                 19432              4766
MERCADOLIBRE INC COM           COM              58733R102    2078     38655 SH          Sole                 29790              8865
MICROSOFT CORP                 COM              594918104     368     14800 SH          Sole                  3500             11300
NATIONAL-OILWELL INC           COM              637071101    4479     87437 SH          Sole                 68977             18460
NEW ORIENTAL ED & TECH SPON AD COM              647581107    2078     90469 SH          Sole                 76379             14090
OPENTABLE INC                  COM              68372A104    1531     33269 SH          Sole                 27269              6000
ORACLE CORPORATION             COM              68389X105    2564     89220 SH          Sole                 72495             16725
POLYPORE INTERNATIONAL         COM              73179V103    1948     34461 SH          Sole                 28326              6135
POTASH CORP SASK INC FOR EIGN  COM              73755l107    3135     72547 SH          Sole                 57472             15075
PRECISION CASTPARTS CORP       COM              740189105    6202     39897 SH          Sole                 32207              7690
PRICELINE.COM INC NEW          COM              741503403    5044     11223 SH          Sole                  9003              2220
PROCTER & GAMBLE CO COM        COM              742718109     253      4000 SH          Sole                                    4000
QUALCOMM INC                   COM              747525103    2889     59403 SH          Sole                 49163             10240
SALESFORCE COM INC             COM              79466L302    6943     60757 SH          Sole                 49997             10760
SCHLUMBERGER LTD               COM              806857108    5412     90601 SH          Sole                 72371             18230
SOUTHWESTERN ENERGY CO         COM              845467109    2410     72321 SH          Sole                 61561             10760
TRANSDIGM GROUP INC            COM              893641100    2117     25923 SH          Sole                 21438              4485
UNDER ARMOUR, INC.             COM              904311107    1402     21112 SH          Sole                 17607              3505
VERIFONE SYSTEMS INC           COM              92342Y109    1952     55740 SH          Sole                 45910              9830
VISA INC CL A                  COM              92826c839    4256     49645 SH          Sole                 36926             12719
VMWARE INC                     COM              928563402    3823     47556 SH          Sole                 38596              8960
WHOLE FOODS MARKET INC         COM              966837106    1692     25912 SH          Sole                 21492              4420
WYNN RESORTS                   COM              983134107    4465     38796 SH          Sole                 31671              7125